SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Leases (Policies)	Sep. 30, 2025
December 31, 2024
Leases

Leases

The Company accounts for leases in accordance with ASC 842, Leases. As of December 31, 2024, the Company did not have any operating or financing leases requiring recognition on the balance sheet.